Shareholder Report, Holdings (Details) - C000005459	Jun. 30, 2026
Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.60%